UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 02/04/09
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $114,862 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP      Values    Shares  Invsmnt  Discret Other    Voting Authority
                                         Of Class                                    Sole      Shared   Mgrs   Sole  Shared   None

Apple Inc                                  COM         037833100       991    11,606                          11,606
Barclays BK PLC                       DJAIG CMDT ETN   06738C778       450    12,775                          12,775
Barrick Gold Corp                          COM         067901108     1,337    36,351                          36,351
Beacon Power Corp                          COM         073677106         5    10,000                          10,000
Berkshire Hathaway Inc                     CL B        084670207       662       206                             206
Bldrs Index Fds Tr                    DEV MK 100 ADR   09348R201     1,669    96,412                          96,412
Bldrs Index Fds Tr                    EMER MK 50 ADR   09348R300     1,446    52,954                          52,954
Calamos Conv & High Income               COM SHS       12811P108     1,184   139,655                         139,655
Chindex International Inc                  COM         169467107        94    11,800                          11,800
Cisco Systems Inc                          COM         17275R102     1,310    80,387                          80,387
ConocoPhillips                             COM         20825C104       895    17,284                          17,284
Dolby Laboratories Inc                     COM         25659T107     1,007    30,734                          30,734
Encana Corp                                COM         292505104     2,347    50,491                          50,491
Expeditors Intl Wash Inc                   COM         302130109       926    27,836                          27,836
Exxon Mobil Corp                           COM         30231G102     3,583    44,877                          44,877
FLIR Systems Inc                           COM         302445101     1,702    55,463                          55,463
First Solar Inc                            COM         336433107       480     3,481                           3,481
Gabelli Divd & Income Tr                   COM         36242H104     2,199   213,540                         213,540
General Electric Co                        COM         369604103       426    26,292                          26,292
Genzyme Corp                               COM         372917104     3,665    55,224                          55,224
Gilead Sciences Inc                        COM         375558103     1,274    24,920                          24,920
Google Inc                                 CL A        38259P508       752     2,444                           2,444
GreenHill & Co Inc                         COM         395259104     1,820    26,086                          26,086
HDFC Bank Ltd                        ADR REPS 3 SHS    40415F101       434     6,077                           6,077
Harris Corp                                COM         413875105     3,101    81,497                          81,497
Imperial Oil Ltd                         COM NEW       453038408     1,579    46,833                          46,833
IShares Tr                           BARCLYS TIPS BD   464287176     7,496    75,538                          75,538
IShares Tr                            S&P 500 INDEX    464287200     2,627    29,085                          29,085
IShares Tr                           BARCLYS US AGG B  464287226     9,861    94,638                          94,638
IShares Tr                            MSCI EMERG MKT   464287234     2,192    87,799                          87,799
IShares Tr                            IBOXX INV CPBD   464287242     1,275    12,544                          12,544
IShares Tr                           S&P GLB100 INDX   464287572       273     5,442                           5,442
IShares Tr                             RUSSELL 3000    464287689     3,466    66,656                          66,656
IShares Tr                            S&P NATL MUN B   464288414       478     4,800                           4,800
IShares Tr                            HIGH YLD CORP    464288513     5,398    71,022                          71,022
IShares Tr                            BARCLYS MBS BD   464288588       710     6,771                           6,771
IShares Tr                          BARCLYS 1-3 YR CR  464288646     2,131    21,132                          21,132
IShares Tr                            US PFD STK IDX   464288687     5,939   203,317                         203,317
Moodys Corp                                COM         615369105       262    13,062                          13,062
New Oriental Ed & Tech Grp I             SPON ADR      647581107       409     7,443                           7,443
Nokia Corp                            SPONSORED ADR    654902204       908    58,231                          58,231
Oracle Corp                                COM         68389X105       357    20,136                          20,136
PepsiCo Inc                                COM         713448108     2,215    40,449                          40,449
Powershares ETF Trust                 DYNAMIC MKT PT   73935X104       262     8,069                           8,069
Procter & Gamble Co                        COM         742718109       590     9,542                           9,542
Rydex ETF Trust                       S&P 500 EQ TRD   78355W106       262     9,422                           9,422
SPDR Gold Trust                          GOLD SHS      78463V107    12,360   142,856                         142,856
SPDR Series Trust                     LEHMAN YLD ETF   78464A417     1,892    58,400                          58,400
SPDR Series Trust                     DB INT GVT EFT   78464A490       677    14,090                          14,090
SPDR Series Trust Lehman Int'l ETF    LEHMN INTL ETF   78464A516     1,389    25,527                          25,527
Select Sector SPDR Tr                  SBI INT-INDS    81369Y704     4,543   193,969                         193,969
Select Sector SPDR Tr                 SBI INT-UTILS    81369Y886     3,522   121,317                         121,317
Southern Un Co NEW                         COM         844030106     1,666   127,780                         127,780
Stericycle Inc                             COM         858912108     1,236    23,734                          23,734
Templeton Global Income Fund               COM         880198106       838   107,836                         107,836
Teva Pharmaceutical Inds Ltd               ADR         881624209     1,670    39,226                          39,226
Vanguard Index Funds                     REIT ETF      922908553       397    10,880                          10,880
Vanguard Index Funds                  EXTEND MKT ETF   922908652       246     7,786                           7,786
WisdomTree Trust                      EMRG MKT HGHYD   97717W315     1,710    52,558                          52,558
WisdomTree Trust                      INTL LRGCAP DV   97717W794       266     6,910                           6,910